ACQUISITIONS AND DIVESTITURES (Tables)	12 Months Ended
Dec. 31, 2023
Acquisitions And Divestitures [Abstract]
Summary of Provisional Assets and Liabilities	The assets and liabilities assumed were as follows:

Consideration paid
Cash consideration	$262,329
Total consideration	$262,329
Net assets acquired
Natural gas and oil properties	$263,056
Asset retirement obligations, asset portion	3,250
Property, plant and equipment	234
Derivative financial instruments, net	7,449
Other receivables	1,729
Asset retirement obligations, liability portion	(3,250)
Other current liabilities	(10,139)
Net assets acquired	$262,329

Summary of Proforma Acquisition	The following table summarizes the unaudited pro forma condensed financial information of the Group as if the Indigo,
Blackbeard, Tanos and Tapstone acquisitions each had occurred on January 1, 2021, the East Texas Assets and ConocoPhillips
acquisition each had occurred on January 1, 2022, and the Tanos II acquisition had occurred on January 1, 2023.

	Year Ended
	December 31, 2023	December 31, 2022	December 31, 2021
Revenues	$883,347	$2,010,927	$1,249,983
Net income (loss)	804,649	(594,097)	(279,121)

Schedule Of Consideration Received And Net Assets (Liabilities) Divested	The total assets and liabilities divested are no longer consolidated within the
Group’s financial statements and were as follows:

Consideration received
Cash consideration	$(30,000)
Total consideration	$(30,000)
Net assets divested
Natural gas and oil properties	$(142,891)
Restricted cash	(7,345)
Derivative financial instruments, net	(20,328)
Other assets	(8,140)
Borrowings	154,966
Other liabilities	9,288
Net assets divested	$(14,450)
Cost basis of investment retained	2,890
Gain on sale of equity interest	$(18,440)